CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS - OPERATING ACTIVITIES
Net profit	$ 37,505	$ 46,122
Income and expense items not involving cash flows:
Depreciation and amortization	117,299	104,867
Effect of exchange rate differences on debentures	(910)	6,205
Other income, net	(890)	(445)
Changes in assets and liabilities:
Trade accounts receivable	(1,296)	31,271
Other current assets	5,122	(5,755)
Inventories	(17,380)	(3,017)
Trade accounts payable	(12,950)	(15,204)
Deferred revenue and customers' advances	(2,498)	(13,649)
Employee related liabilities and other current liabilities	10,729	(1,846)
Long-term employee related liabilities	2,078	39
Deferred tax, net and other long-term liabilities	(1,870)	(1,564)
Net cash provided by operating activities	134,939	147,024
CASH FLOWS - INVESTING ACTIVITIES
Investments in property and equipment	(125,444)	(85,445)
Investments in deposits, marketable securities and other assets, net	(78,786)	(33,825)
Net cash used in investing activities	(204,230)	(119,270)
CASH FLOWS - FINANCING ACTIVITIES
Exercise of options	1,214	397
Principal payments on account of capital lease obligation	(10,443)	(10,549)
Debentures repayment	(18,754)
Net cash used in financing activities	(27,983)	(10,152)
EFFECT OF FOREIGN CURRENCY EXCHANGE RATE CHANGE	506	2,465
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(96,768)	20,067
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	355,561	385,091
CASH AND CASH EQUIVALENTS - END OF PERIOD	258,793	405,158
NON-CASH ACTIVITIES:
Investments in property and equipment	71,967	35,529
Conversion of notes into share capital		20,758
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash received during the period from interest, net	2,028	(1,226)
Cash paid during the period for income taxes, net	$ 2,149	$ 10,178